Discontinued Operations	3 Months Ended
Mar. 31, 2011
Discontinued Operations
Discontinued Operations

(6)           Discontinued Operations

During the three months ended March 31, 2011 and the year ended December 31, 2010, the Company sold a total of four investment properties and a portion of another investment property.  The following table summarizes the properties sold, date of sale, indebtedness repaid, approximate sales proceeds, net of closing costs, gain on sale and whether the sale qualified as part of a tax deferred exchange.

Property Name	Date of Sale	Indebtedness repaid	Sales Proceeds (net of closing costs)	Gain (loss) on Sale	Tax Deferred Exchange

ParkCenterPlaza (partial)	April 30, 2010	-	829	521	No
SpringboroPlaza	August 5, 2010	5,510	6,790	230	No
NorthgateCenter	September 1, 2010	6,211	1,726	(9)	No
HomewoodPlaza	November 29, 2010	-	2,375	1,108	No
Schaumburg Golf Road Retail	February 14, 2011	-	2,090	197	No

If the Company determines that an investment property meets the criteria to be classified as held for sale, it suspends depreciation on the assets held for sale, including depreciation for tenant improvements and additions, as well as on the amortization of acquired in-place leases and customer relationship values.  The assets and liabilities associated with those assets would be classified separately on the consolidated balance sheets for the most recent reporting period.  As of March 31, 2011, there were no properties classified as held for sale.

On the accompanying consolidated balance sheets at March 31, 2011 and December 31, 2010, the Company has recorded $255 and $264, respectively, of assets and $38 in each period of liabilities related to discontinued operations.  These amounts are reflected as a component of other assets and other liabilities on the accompanying consolidated balance sheets.  Additionally, for the three months ended March 31, 2011 and 2010, the Company has recorded income from discontinued operations of $217 and $80, respectively.  The three months ended March 31, 2011 includes a gain on sale of $197.  No gain on sale was recorded during the three months ended March 31, 2010.